united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund of ETFs
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value

	EXCHANGE-TRADED FUNDS - 98.2%
	DEBT FUNDS - 30.5%
11,114	First Trust Enhanced Short Maturity ETF	$666,395
54,836	First Trust Low Duration Opportunities ETF	2,816,925
46,497	iShares Core U.S. Aggregate Bond ETF	4,986,804
		8,470,124
	EQUITY FUNDS - 67.7%
49,735	iShares Core MSCI Emerging Markets ETF	2,904,524
30,670	iShares Core S&P Small-Cap ETF	2,361,897
17,898	iShares Currency Hedged MSCI Japan ETF	574,168
9,398	iShares MSCI All Country Asia ex Japan ETF	728,627
16,157	iShares MSCI Japan ETF	980,407
33,191	iShares Russell 1000 Growth ETF	4,516,963
14,126	SPDR S&P 500 ETF Trust	3,717,257
52,113	Vanguard FTSE Europe ETF	3,030,371
		18,814,214

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,307,368)	27,284,338

Shares
	SHORT-TERM INVESTMENTS - 1.5%
422,592	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 1.49% *	422,592
	TOTAL SHORT-TERM INVESTMENTS (Cost $422,592)	422,592

	TOTAL INVESTMENTS - 99.7% (Cost $27,729,960) (a)	$27,706,930
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	72,519
	TOTAL NET ASSETS - 100.0%	$27,779,449

ETF - Exchange-Traded Fund
FTSE - Financial Times Stock Exchange
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $27,720,012 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$147,173
	Unrealized Depreciation:	(160,255)
	Net Unrealized Depreciation:	$(13,082)

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value

	COMMON STOCK - 72.6%
	AGRICULTURE - 3.0%
85,000	Archer-Daniels-Midland Co.	$3,686,450

	COMMERCIAL SERVICES - 1.5%
34,300	Monro, Inc.	1,838,480

	ELECTRONICS - 3.5%
86,000	FLIR Systems, Inc.	4,300,860

	FOOD - 8.0%
92,000	General Mills, Inc.	4,145,520
48,000	Kellogg Co.	3,120,480
33,000	Tyson Foods, Inc.	2,415,270
		9,681,270
	OIL & GAS - 15.2%
111,800	Apache Corp.	4,302,064
102,000	Cabot Oil & Gas Corp.	2,445,960
57,491	Exxon Mobil Corp.	4,289,404
57,279	Occidental Petroleum Corp.	3,720,844
58,563	Schlumberger Ltd.	3,793,711
		18,551,983
	PHARMACEUTICALS - 10.8%
46,239	AmerisourceBergen Corp.	3,986,264
59,000	Cardinal Health, Inc.	3,698,120
21,700	McKesson Corp.	3,056,879
157,119	Owens & Minor, Inc.	2,443,201
		13,184,464
	RETAIL - 9.2%
27,400	Lowe's Cos, Inc.	2,404,350
52,500	TJX Cos, Inc.	4,281,900
72,000	Tractor Supply Co.	4,537,440
		11,223,690
	SEMICONDUCTORS - 3.2%
70,000	QUALCOMM, Inc.	3,878,700

	TELECOMMUNICATIONS - 5.5%
97,500	Cisco Systems, Inc.	4,181,775
33,317	InterDigital, Inc.	2,452,131
		6,633,906
	TRANSPORTATION - 12.7%
26,489	CH Robinson Worldwide, Inc.	2,482,284
59,107	Expeditors International of Washington, Inc.	3,741,473
17,985	FedEx Corp.	4,318,378
46,588	United Parcel Service, Inc.	4,875,900
		15,418,035

	TOTAL COMMON STOCK (Cost $88,283,325)	88,397,838

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 7.7%
	DEBT FUNDS - 7.7%
123,500	iShares Floating Rate Bond ETF	$6,289,855
31,000	PIMCO Enhanced Short Maturity Active ETF	3,148,050
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,431,409)	9,437,905

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.4%
17,000	American Tower Corp.	2,470,780
12,500	Public Storage	2,504,875
40,000	Ventas, Inc.	1,981,200
37,000	Welltower, Inc.	2,013,910
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,795,436)	8,970,765

	SHORT-TERM INVESTMENTS - 12.2%
14,859,639	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 1.49% *	14,859,639
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,859,639)	14,859,639

	TOTAL INVESTMENTS - 99.9% (Cost $121,369,809) (a)	$121,666,147
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	126,200
	TOTAL NET ASSETS - 100.0%	$121,792,347

ETF - Exchange-Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $121,901,297 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$5,437,805
	Unrealized Depreciation:	(5,672,955)
	Net Unrealized Depreciation:	$(235,150)

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 36.0%
7,085,887	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 1.49% *	$7,085,887
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,085,887)	7,085,887

	TOTAL INVESTMENTS - 36.0% (Cost $7,085,887) (a)	$7,085,887
	OTHER ASSETS IN EXCESS OF LIABILITIES - 64.0%	12,602,851
	TOTAL NET ASSETS - 100.0%	$19,688,738

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,897,744 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$188,143
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$188,143

See accompanying notes to financial statements.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund of ETFs
Security Classifications *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,284,338	$-	$-	$27,284,338
Short-Term Investments	422,592	-	-	422,592
Total	$27,706,930	$-	$-	$27,706,930

Day Hagan Tactical Dividend Fund
Security Classifications *	Level 1	Level 2	Level 3	Total
Common Stocks	$88,397,838	$-	$-	$88,397,838
Exchange Traded Funds	9,437,905	-	-	9,437,905
Real Estate Investment Trusts (REITs)	8,970,765			8,970,765
Short-Term Investments	14,859,639	-	-	14,859,639
Total	$121,666,147	$-	$-	$121,666,147

Day Hagan Hedged Strategy Fund
Security Classifications *	Level 1	Level 2	Level 3	Total
Short-Term Investments	7,085,887	-	-	7,085,887
Total	$7,085,887	$-	$-	$7,085,887

* Refer to the Portfolio of Investments for industry classification
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Investment in Other Investment Companies - The Day Hagan Hedged Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of March 31, 2018, the percentage of the Day Hagan Hedged Strategy Fund's net assets invested in the Fidelity Invwestments Money Market Funds - Government Portfolio Institutional Class was 36.0%.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/25/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/25/2018